PREPAYMENTS AND OTHER CURRENT ASSETS (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
PREPAYMENTS AND OTHER CURRENT ASSETS
Prepayments	$ 269,075	$ 591,383
Deposits	1,778,413	1,790,637
Others	527,706	905,425
Prepayments and other current assets	$ 2,575,194	$ 3,287,445